Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2019	$509,582	$(375,327)	$—	$134,255
Other comprehensive income (loss)	(25,925)	23,853	5,398	3,326
December 31, 2020	483,657	(351,474)	5,398	137,581
Other comprehensive income (loss)	(11,256)	8,455	—	(2,801)
December 31, 2021	$472,401	$(343,019)	$5,398	$134,780